GENERAL	6 Months Ended
Jun. 30, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
RADCOM Ltd (the "Company") is an Israeli corporation which provides innovative service assurance and customer experience management solutions for leading telecom operators and communications service providers. The Company specializes in solutions for next-generation mobile and fixed networks, including LTE, VoLTE, IMS, VoIP, UMTS/GSM and mobile broadband. RADCOM's comprehensive, carrier-grade solutions are designed for big data analytics on terabit networks, and are used to prevent service provider revenue leakage and to enhance customer care management. The Company's products interact with policy management to provide self-optimizing network solutions. RADCOM's shares are listed on the NASDAQ Capital Market under the symbol RDCM.

In February 2014, the MaveriQ was officially launched, and replaced the Company's OmniQ solution. The MaveriQ is a unique, comprehensive, next-generation probe-based service assurance and CEM solution, designed to enable telecommunications carriers to carry out end-to-end voice and data quality monitoring and to manage their networks and services. The MaveriQ offers users a full array of drilldown and troubleshooting tools, delivering a comprehensive, integrated network service view that facilitates performance monitoring, fault detection and network and service troubleshooting.

The Company has wholly-owned subsidiaries in the United States, Brazil and India that are primarily engaged in the sales, marketing and customer support of the Company's products in North America, Brazil and India, respectively.

b.
In December 2014, one of the Company's customers in Latin America sent a termination announcement to the agreement between the parties, claiming for refund of all amounts previously paid and damages. The Company currently believes that no potential loss with respect to claim to refund or damages fee is considered probable. See also Note 1b to the audited financial statement as of December 31, 2014.

c.
The Company has an accumulated deficit of $56,456 as of June 30, 2015. In addition, the Company's net cash provided by operating activities during the six months ended June 30, 2015 was $2,964. The Company has managed its liquidity needs through a series of cost reduction initiatives, including reduction in workforce and private placement transactions. The Company believes that its existing capital resources and expected cash flows from operations will be adequate to satisfy its expected liquidity needs at least for the next 12 months. The Company's foregoing estimate is based, among others, on its current backlog and pipeline.